Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment	$ 110,387,000	$ 110,387,000
Finite lived intangible assets, amortization expense		22,600,000	22,400,000	23,900,000
Estimated amortization expense for the year 2013	21,300,000	21,300,000
Estimated amortization expense for the year 2014	12,800,000	12,800,000
Estimated amortization expense for the year 2015	11,800,000	11,800,000
Estimated amortization expense for the year 2016	10,200,000	10,200,000
Estimated amortization expense for the year 2017	9,500,000	9,500,000
Estimated amortization expense after the year 2017	33,000,000	33,000,000
Non-cash impairment charges and accelerated amortization		23,800,000
Strategic Communications
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment		$ 110,387,000